Prepaid Stock Based Salaries and Consulting Fees - Schedule of Prepaid Stock-based Salaries and Consulting Fees (Details) (Parenthetical) - shares						12 Months Ended
	Aug. 29, 2017	May 01, 2017	Apr. 03, 2017	Mar. 02, 2017	Oct. 07, 2016	Dec. 31, 2017
Class C Common Stock [Member]
Number of shares issued during period	25,000,000			40,000,000		8,400,000
Class C Common Stock [Member] | 7 Employees [Member]
Number of shares issued during period			1,450,000
Service term			1 year
Service agreements expiration date			Dec. 31, 2017
Class C Common Stock [Member] | 38 Consultants [Member]
Number of shares issued during period			6,950,000
Service term			1 year
Service agreements expiration date			Dec. 31, 2017
Class A Common Stock [Member]
Number of shares issued during period		1,480,000			30,000,000
Class A Common Stock [Member] | Consultant [Member]
Number of shares issued during period		500,000
Service term		2 years
Service agreements expiration date		Apr. 30, 2019